NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2017
NET REVENUES
Schedule of net revenues

	Year Ended December 31
	2017	2016	2015
	U.S dollars in thousands
Licensing	—	100	—
Commercialization of product	3,240	—	—
Promotional services	767	—	—
Other Revenues	—	1	3
	4,007	101	3

a)	In 2016 the Company recorded revenues with respect to RIZAPORT®.

In 2017 the Company recorded revenues with respect to the commercialization of EnteraGam® initiated in June 2017 and promotional activities of Donnatal®  initiated in June 2017 and Esomeprazole Strontium Delayed-Release Capsules 49.3 mg initiated in September 2017.